STOCK OPTIONS (Details 3) (Stock Option, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	2,550,000	2,460,000	2,820,000
Exercise Price	$ 0.22	$ 0.26	$ 0.30
February 28, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	75,000
Exercise Price	$ 0.60
Expiry Date	Feb. 28, 2015
November 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	75,000
Exercise Price	$ 0.60
Expiry Date	Nov. 30, 2015
December 29, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	1,800,000
Exercise Price	$ 0.20
Expiry Date	Dec. 29, 2015
April 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	600,000
Exercise Price	$ 0.20
Expiry Date	Apr. 30, 2019